Loans and Allowance for Loan Losses (Tables)	12 Months Ended
Dec. 31, 2022
Receivables [Abstract]
Financing Receivable, Allowance for Credit Loss
The following table summarizes the change in the allowance for loan losses by loan category for the year ended December 31, 2022:

	For the Year Ended December 31, 2022
	Commercial and Industrial	Commercial Real Estate	Commercial Construction	Business Banking	Residential Real Estate	Consumer Home Equity	Other Consumer	Other	Total
	(In thousands)
Allowance for loan losses:
Beginning balance	$18,018	$52,373	$2,585	$10,983	$6,556	$3,722	$3,308	$242	$97,787
Cumulative effect of change in accounting principle (1)	11,533	(6,655)	1,485	6,160	13,489	1,857	(541)	(242)	27,086
Charge-offs	(269)	—	—	(2,292)	—	(1)	(2,269)	—	(4,831)
Recoveries	1,322	91	—	2,069	94	24	644	—	4,244
Provision (release)	(3,745)	8,921	3,015	(731)	7,990	852	1,623	—	17,925
Ending balance (2)	$26,859	$54,730	$7,085	$16,189	$28,129	$6,454	$2,765	$0	$142,211
(1)Represents the adjustment needed to reflect the cumulative day one impact pursuant to the Company’s adoption of ASU 2016-13 (i.e., cumulative effect adjustment related to the adoption of ASU 2016-13 as of January 1, 2022). The adjustment represents a $27.1 million increase to the allowance attributable to the change in accounting methodology for estimating the allowance for loan losses resulting from the Company’s adoption of the standard. The adjustment also includes the adjustment needed to reflect the day one reclassification of the Company’s PCI loan balances to PCD and the associated gross-up of $0.1 million, pursuant to the Company’s adoption of ASU 2016-13.
(2)The balance of accrued interest receivable excluded from amortized cost and the calculation of the allowance for loan losses amounted to $45.2 million at December 31, 2022.
The following table summarizes the change in allowance for loan losses by loan category for the year ended December 31, 2021:

	For the Year Ended December 31, 2021
	Commercial and Industrial	Commercial Real Estate	Commercial Construction	Business Banking	Residential Real Estate	Consumer Home Equity	Other Consumer	Other	Total
	(In thousands)
Allowance for loan losses:
Beginning balance	$26,617	$54,569	$4,553	$13,152	$6,435	$3,744	$3,467	$494	$113,031
Charge-offs	(1,558)	(247)	—	(5,091)	(35)	(24)	(2,047)	—	(9,002)
Recoveries	935	4	—	1,524	122	185	674	—	3,444
(Release of) Provision	(7,976)	(1,953)	(1,968)	1,398	34	(183)	1,214	(252)	(9,686)
Ending balance	$18,018	$52,373	$2,585	$10,983	$6,556	$3,722	$3,308	$242	$97,787
The following table bifurcates the amount of loans and the allowance for loan losses allocated to each loan category based on the type of impairment analysis as of December 31, 2021:

	As of December 31, 2021
	Commercial and Industrial	Commercial Real Estate	Commercial Construction	Business Banking	Residential Real Estate	Consumer Home Equity	Other Consumer	Other	Total
	(In thousands)
Allowance for loan losses ending balance:
Individually evaluated for impairment	$1,540	$—	$—	$450	$1,549	$270	$161	$—	$3,970
Acquired with deteriorated credit quality	5	298	—	—	243	—	—	—	546
Collectively evaluated for impairment	16,473	52,075	2,585	10,533	4,764	3,452	3,147	242	93,271
Total allowance for loan losses by group	$18,018	$52,373	$2,585	$10,983	$6,556	$3,722	$3,308	$242	$97,787
Loans ending balance:
Individually evaluated for impairment	$16,145	$3,520	$—	$12,060	$22,378	$3,922	$179	$—	$58,204
Acquired with deteriorated credit quality	19,028	47,553	—	—	3,058	—	—	—	69,639
Collectively evaluated for impairment	2,925,354	4,471,440	222,328	1,322,634	1,901,374	1,096,231	214,306	—	12,153,667
Total loans by group	$2,960,527	$4,522,513	$222,328	$1,334,694	$1,926,810	$1,100,153	$214,485	$—	$12,281,510

Financing Receivable Credit Quality Indicators
The following table details the amortized cost balances of the Company’s loan portfolios, presented by credit quality indicator and origination year as of December 31, 2022:

	2022	2021	2020	2019	2018	Prior	Revolving Loans	Revolving Loans Converted to Term Loans (1)	Total
	(In thousands)
Commercial and industrial
Pass	$778,144	$479,317	$415,990	$199,865	$100,716	$639,825	$473,148	$50	$3,087,055
Special Mention	2,298	1,307	7,267	4,841	147	—	1,196	670	17,726
Substandard	294	4,954	2,644	46	2,598	7,854	485	346	19,221
Doubtful	—	5,249	—	—	—	23	3,254	—	8,526
Loss	—	—	—	—	—	—	—	—	—
Total commercial and industrial	780,736	490,827	425,901	204,752	103,461	647,702	478,083	1,066	3,132,528

Commercial real estate
Pass	1,510,675	825,620	586,567	581,840	461,296	1,006,160	52,590	4,187	5,028,935
Special Mention	—	—	771	4,204	15,366	12,255	—	—	32,596
Substandard	—	—	2,621	19,796	24,532	34,883	8,000	—	89,832
Doubtful	—	—	—	—	—	—	—	—	—
Loss	—	—	—	—	—	—	—	—	—
Total commercial real estate	1,510,675	825,620	589,959	605,840	501,194	1,053,298	60,590	4,187	5,151,363

Commercial construction
Pass	91,397	178,648	28,956	20,767	—	—	12,130	—	331,898
Special Mention	—	—	2,361	—	—	—	—	—	2,361
Substandard	—	—	—	—	—	—	—	—	—
Doubtful	—	—	—	—	—	—	—	—	—
Loss	—	—	—	—	—	—	—	—	—
Total commercial construction	91,397	178,648	31,317	20,767	—	—	12,130	—	334,259

Business banking
Pass	178,806	202,230	170,088	128,282	59,452	233,484	78,080	4,770	1,055,192
Special Mention	—	991	4,635	4,605	3,740	7,584	145	—	21,700

Substandard	—	3,482	1,424	2,663	570	7,505	2,230	221	18,095
Doubtful	—	—	—	181	—	70	—	—	251
Loss	—	—	—	—	—	—	—	—	—
Total business banking	178,806	206,703	176,147	135,731	63,762	248,643	80,455	4,991	1,095,238

Residential real estate
Current and accruing	761,442	696,959	382,262	99,494	66,702	434,720	—	—	2,441,579
30-89 days past due and accruing	4,652	5,470	1,245	2,762	2,951	11,646	—	—	28,726
Loans 90 days or more past due and still accruing	—	—	—	—	—	—	—	—	—
Non-accrual	—	—	144	1,491	1,015	7,100	—	—	9,750
Total residential real estate	766,094	702,429	383,651	103,747	70,668	453,466	—	—	2,480,055

Consumer home equity
Current and accruing	97,395	10,774	5,840	5,015	21,092	73,927	953,829	7,320	1,175,192
30-89 days past due and accruing	559	—	—	—	72	944	7,239	247	9,061
Loans 90 days or more past due and still accruing	—	—	—	—	—	—	—	—	—
Non-accrual	—	—	—	61	274	1,303	5,120	296	7,054
Total consumer home equity	97,954	10,774	5,840	5,076	21,438	76,174	966,188	7,863	1,191,307

Other consumer
Current and accruing	55,414	32,390	17,641	18,298	18,832	16,603	17,476	—	176,654
30-89 days past due and accruing	143	68	43	61	240	178	58	7	798
Loans 90 days or more past due and still accruing	—	—	—	—	—	—	—	—	—
Non-accrual	31	93	39	2	92	44	15	10	326
Total other consumer	55,588	32,551	17,723	18,361	19,164	16,825	17,549	17	177,778

Total	$3,481,250	$2,447,552	$1,630,538	$1,094,274	$779,687	$2,496,108	$1,614,995	$18,124	$13,562,528
(1)The amounts presented represent the amortized cost as of December 31, 2022 of revolving loans that were converted to term loans during the year ended December 31, 2022.
The following table details the internal risk-rating categories for the Company’s commercial and industrial, commercial real estate, commercial construction and business banking portfolios:

	As of December 31, 2021
Category	Commercial and Industrial	Commercial Real Estate	Commercial Construction	Business Banking	Total
	(In thousands)
Unrated	$171,537	$4,378	$—	$696,629	$872,544
Pass	2,656,873	4,199,803	213,744	569,956	7,640,376
Special mention	70,141	104,517	1,889	50,085	226,632
Substandard	50,339	213,815	6,695	17,814	288,663
Doubtful	11,637	—	—	210	11,847
Loss	—	—	—	—	—
Total	$2,960,527	$4,522,513	$222,328	$1,334,694	$9,040,062

Impaired Financing Receivables
The following table summarizes the Company’s impaired loans by loan portfolio as of December 31, 2021:

	As of December 31, 2021
	Recorded Investment	Unpaid Principal Balance	Related Allowance
	(In thousands)
With no related allowance recorded:
Commercial and industrial	$12,309	$13,212	$—
Commercial real estate	3,520	3,520	—
Business banking	4,199	5,069	—
Residential real estate	11,217	12,587	—
Consumer home equity	1,924	1,924	—
Other consumer	18	18	—
Sub-total	33,187	36,330	—
With an allowance recorded:
Commercial and industrial	3,836	4,226	1,540
Commercial real estate	—	—	—
Business banking	7,861	11,240	450
Residential real estate	11,161	11,161	1,549
Consumer home equity	1,998	1,998	270
Other consumer	161	161	161
Sub-total	25,017	28,786	3,970
Total	$58,204	$65,116	$3,970
The following table displays information regarding interest income recognized on impaired loans, by portfolio, for the years ended December 31, 2021 and 2020:

	For the Years Ended December 31,
	2021		2020
	Average Recorded Investment	Total Interest Recognized	Average Recorded Investment	Total Interest Recognized
	(In thousands)
With no allowance recorded:
Commercial and industrial	$11,813	$161	$12,941	$206
Commercial real estate	3,916	178	5,124	179
Business banking	4,352	99	3,008	92
Residential real estate	12,506	456	14,654	589
Consumer home equity	2,027	62	3,299	87
Other consumer	23	—	36	1
Sub-total	34,637	956	39,062	1,154
With an allowance recorded:
Commercial and industrial	7,229	—	7,947	—
Commercial real estate	926	—	644	—
Business banking	13,027	57	13,663	62
Residential real estate	12,322	474	12,194	521
Consumer home equity	2,106	65	2,334	77
Other consumer	63	—	—	—
Sub-total	35,673	596	36,782	660
Total	$70,310	$1,552	$75,844	$1,814

Schedule of Financing Receivable Purchased with Credit Deterioration	The following table displays the outstanding and carrying amounts of PCI loans as of December 31, 2021 :

As of December 31, 2021
(In thousands)
Outstanding balance	$78,074
Carrying amount	69,639

Summary of activity in the accretable yield for the PCI loan portfolio	The following table summarizes activity in the accretable yield for the PCI loan portfolio:

	For the Years Ended December 31,
	2021	2020
	(In thousands)
Balance at beginning of period	$2,495	$3,923
Acquisition	8,896	—
Accretion	(1,194)	(1,374)
Other change in expected cash flows	(1,475)	(185)
Reclassification from non-accretable difference for loans with improved cash flows	1,649	131
Balance at end of period	$10,371	$2,495